Capitalized Software Development Costs	12 Months Ended
Dec. 31, 2022
Capitalized Software Development Costs [Abstract]
Capitalized Software Development Costs

Note 8 — Capitalized Software Development Costs

Capitalized software development costs, net of amortization as of December 31, 2022 and 2021 was $393,157 and $589,735, respectively. The Company had gross capitalized software development costs of $982,891 as of December 31, 2022 and 2021. The Company commenced amortizing the capitalized software development costs in January 2020. For the years ended December 31, 2022 and 2021, the Company amortized $196,578 and $196,578 of capitalized software development costs, respectively.

In accordance with ASC 360 Impairment Accounting for the Impairment or Disposal of Long-Lived Assets, the Company periodically reviews the carrying value of long-lived assets whenever events or changes in circumstances indicate that the historical carrying value of the long-lived assets may have been impaired. Management determined long-lived assets held at December 31, 2022 had not been impaired.